UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-02258
Investment Company Act File Number
Eaton Vance Series Trust II
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2011
Date of Reporting Period

Item 1.	Schedule of Investments
Eaton Vance Income Fund of Boston

Eaton Vance
Income Fund of Boston
July 31, 2011 (Unaudited)

Eaton Vance Income Fund of Boston (the Fund), a diversified series of Eaton Vance Series Trust II, invests substantially all of its assets in Boston Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2011, the value of the Fund’s investment in the Portfolio was $3,058,874,988 and the Fund owned 89.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Boston Income Portfolio
July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 85.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.3%
Alliant Techsystems, Inc., 6.875%, 9/15/20	$2,335	$2,440,075
Huntington Ingalls Industries, Inc., 6.875%, 3/15/18(1)	475	491,625
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21(1)	6,640	6,889,000

		$9,820,700

Aerospace and Defense — 0.7%
BE Aerospace, Inc., 6.875%, 10/1/20	$4,565	$4,930,200
TransDigm, Inc., Sr. Sub. Notes, 7.75%, 12/15/18(1)	15,245	16,312,150
WP Rocket Merger Sub, Inc., Sr. Notes, 10.125%, 7/15/19(1)	4,090	4,243,375

		$25,485,725

Air Transportation — 0.3%
American Airlines, Inc., Sr. Notes, 7.50%, 3/15/16(1)	$10,670	$10,536,625
United Air Lines, Inc., Sr. Notes, 9.875%, 8/1/13(1)	824	873,440

		$11,410,065

Automotive — 0.8%
Chrysler Group, LLC, Sr. Notes, 8.25%, 6/15/21(1)	$7,775	$7,658,375
Pinafore, LLC/Pinafore, Inc., Sr. Notes, 9.00%, 10/1/18(1)	19,190	21,061,025

		$28,719,400

Automotive & Auto Parts — 3.5%
Accuride Corp., Sr. Notes, 9.50%, 8/1/18	$4,575	$4,906,687
Affinia Group, Inc., 9.00%, 11/30/14	875	892,500
Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(1)	6,600	7,425,000
Allison Transmission, Inc., 7.125%, 5/15/19(1)	3,715	3,659,275
Allison Transmission, Inc., 11.00%, 11/1/15(1)	1,455	1,558,669
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 9.25%, 1/15/17(1)	11,128	12,338,170
Commercial Vehicle Group, Inc., Sr. Notes, 7.875%, 4/15/19(1)	3,805	3,814,512
Ford Motor Credit Co., LLC, Sr. Notes, 5.75%, 2/1/21	8,340	8,542,654
Ford Motor Credit Co., LLC, Sr. Notes, 8.00%, 12/15/16	16,305	18,730,271
Ford Motor Credit Co., LLC, Sr. Notes, 8.125%, 1/15/20	4,565	5,434,893
Ford Motor Credit Co., LLC, Sr. Notes, 12.00%, 5/15/15	4,785	6,015,989
General Motors Financial Co., Inc., 6.75%, 6/1/18(1)	4,760	4,879,000
Goodyear Tire & Rubber Co. (The), Sr. Notes, 10.50%, 5/15/16	3,097	3,503,481
Lear Corp., 7.875%, 3/15/18	1,810	1,961,588
Meritor, Inc., 8.125%, 9/15/15	2,400	2,502,000
Meritor, Inc., 10.625%, 3/15/18	4,290	4,804,800
Navistar International Corp., 8.25%, 11/1/21	10,140	11,077,950
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes, 10.625%, 9/1/17(1)	9,217	9,954,360
UCI International, Inc., 8.625%, 2/15/19	3,855	3,970,650
Visteon Corp., Sr. Notes, 6.75%, 4/15/19(1)	2,395	2,359,075

		$118,331,524

Banks and Thrifts — 1.3%
Ally Financial, Inc., 8.00%, 11/1/31	$14,230	$15,315,038
Ally Financial, Inc., 8.30%, 2/12/15	18,240	20,018,400
General Motors Acceptance Corp., 7.00%, 2/1/12	500	512,500
General Motors Acceptance Corp., 8.00%, 12/31/18	9,290	9,917,075

		$45,763,013

Broadcasting — 0.9%
Citadel Broadcasting Corp., 7.75%, 12/15/18(1)	$5,430	$5,871,188
Crown Media Holdings, Inc., 10.50%, 7/15/19(1)	3,385	3,486,550

	Principal
	Amount
Security	(000’s omitted)	Value
Cumulus Media, Inc., Sr. Notes, 7.75%, 5/1/19(1)	$4,785	$4,617,525
XM Satellite Radio Holdings, Inc., 13.00%, 8/1/14(1)	15,340	18,062,850

		$32,038,113

Building Materials — 0.4%
Building Materials Corp. of America, Sr. Notes, 6.75%, 5/1/21(1)	$9,570	$9,725,513
Interface, Inc., Sr. Notes, 7.625%, 12/1/18	3,155	3,375,850

		$13,101,363

Cable/Satellite TV — 1.6%
AMC Networks, Inc., 7.75%, 7/15/21(1)	$3,920	$4,135,600
Bresnan Broadband Holdings, LLC, 8.00%, 12/15/18(1)	1,440	1,501,200
Cablevision Systems Corp., Sr. Notes, 7.75%, 4/15/18	3,285	3,523,163
Cablevision Systems Corp., Sr. Notes, 8.625%, 9/15/17	6,995	7,764,450
CCO Holdings, LLC/CCO Capital Corp., 6.50%, 4/30/21	1,490	1,493,725
CCO Holdings, LLC/CCO Capital Corp., 7.00%, 1/15/19	1,510	1,577,950
CCO Holdings, LLC/CCO Capital Corp., 7.25%, 10/30/17	4,455	4,722,300
CCO Holdings, LLC/CCO Capital Corp., 7.875%, 4/30/18	2,455	2,651,400
CCO Holdings, LLC/CCO Capital Corp., 8.125%, 4/30/20	940	1,036,350
DISH DBS Corp., 6.75%, 6/1/21(1)	11,485	11,915,687
Mediacom Broadband Corp., Sr. Notes, 8.50%, 10/15/15	11,240	11,675,550
Mediacom, LLC/Mediacom Capital Corp., Sr. Notes, 9.125%, 8/15/19	2,810	3,006,700

		$55,004,075

Capital Goods — 1.6%
American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$3,895	$3,972,900
Amsted Industries, Inc., Sr. Notes, 8.125%, 3/15/18(1)	9,585	10,136,137
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	3,575	3,758,219
Griffon Corp., 7.125%, 4/1/18(1)	7,120	7,137,800
Manitowoc Co., Inc. (The), 8.50%, 11/1/20	5,920	6,467,600
Manitowoc Co., Inc. (The), 9.50%, 2/15/18	2,475	2,734,875
RBS Global & Rexnord Corp., 11.75%, 8/1/16	5,290	5,614,013
Terex Corp., Sr. Notes, 10.875%, 6/1/16	11,975	13,801,187

		$53,622,731

Chemicals — 3.0%
Celanese US Holdings, LLC, 5.875%, 6/15/21	$3,350	$3,555,188
Celanese US Holdings, LLC, 6.625%, 10/15/18	2,745	2,978,325
CF Industries, Inc., Sr. Notes, 6.875%, 5/1/18	9,045	10,345,219
CF Industries, Inc., Sr. Notes, 7.125%, 5/1/20	6,735	7,913,625
Chemtura Corp., 7.875%, 9/1/18	6,300	6,764,625
Hexion US Finance Corp./Hexion Nova Scotia Finance, ULC, 9.00%, 11/15/20	3,190	3,317,600
INEOS Finance PLC, Sr. Notes, 9.00%, 5/15/15(1)	8,320	8,840,000
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16(1)	8,975	9,042,312
Koppers, Inc., 7.875%, 12/1/19	2,130	2,289,750
Kraton Polymers LLC, Sr. Notes, 6.75%, 3/1/19	2,355	2,399,156
LBI Escrow Corp., Sr. Notes, 8.00%, 11/1/17(1)	5,036	5,715,860
Lyondell Chemical Co., Sr. Notes, 11.00%, 5/1/18	11,515	13,098,312
Nova Chemicals Corp., Sr. Notes, 8.375%, 11/1/16	5,500	6,132,500
Polymer Group, Inc., Sr. Notes, 7.75%, 2/1/19(1)	6,490	6,757,713
PolyOne Corp., Sr. Notes, 7.375%, 9/15/20	1,830	1,953,525
Polypore International, Inc., 7.50%, 11/15/17	2,290	2,444,575
Solutia, Inc., 8.75%, 11/1/17	4,840	5,396,600
Vertellus Specialties, Inc., Sr. Notes, 9.375%, 10/1/15(1)	3,685	3,818,581

		$102,763,466

Consumer Products — 2.3%
ACCO Brands Corp., Sr. Notes, 10.625%, 3/15/15	$6,630	$7,433,888
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	26,845	27,381,900
Revlon Consumer Products Corp., 9.75%, 11/15/15	11,850	12,946,125
Scotts Miracle-Gro Co. (The), 7.25%, 1/15/18	1,790	1,917,538

	Principal
	Amount
Security	(000’s omitted)	Value
Sealy Mattress Co., Sr. Notes, 10.875%, 4/15/16(1)	$16,439	$18,452,777
Spectrum Brands Holdings, Inc., (PIK), 12.00%, 8/28/19	10,467	11,670,705

		$79,802,933

Containers — 1.8%
BWAY Holding Co., 10.00%, 6/15/18	$1,855	$2,040,500
Reynolds Group Holdings, Inc., Sr. Notes, 6.875%, 2/15/21(1)	13,555	13,080,575
Reynolds Group Holdings, Inc., Sr. Notes, 7.125%, 4/15/19(1)	4,600	4,496,500
Reynolds Group Holdings, Inc., Sr. Notes, 7.875%, 8/15/19(1)	17,045	17,321,981
Reynolds Group Holdings, Inc., Sr. Notes, 8.75%, 5/15/18(1)	8,930	8,617,450
Reynolds Group Holdings, Inc., Sr. Notes, 9.00%, 4/15/19(1)	8,055	8,055,000
Reynolds Group Holdings, Inc., Sr. Notes, 9.875%, 8/15/19(1)	6,200	6,269,750

		$59,881,756

Diversified Financial Services — 3.3%
AWAS Aviation Capital, Ltd., Sr. Notes, 7.00%, 10/15/16(1)	$11,718	$12,011,122
Cantor Fitzgerald, L.P., 7.875%, 10/15/19(1)	5,410	6,046,454
CIT Group, Inc., 7.00%, 5/1/15	9,165	9,210,825
CIT Group, Inc., Sr. Notes, 5.25%, 4/1/14(1)	9,040	9,107,800
CIT Group, Inc., Sr. Notes, 7.00%, 5/1/14	2,666	2,688,996
CIT Group, Inc., Sr. Notes, 7.00%, 5/1/17	11,565	11,608,369
E*Trade Financial Corp., Sr. Notes, (PIK), 12.50%, 11/30/17	13,685	16,422,000
International Lease Finance Corp., Sr. Notes, 6.25%, 5/15/19	7,200	7,198,027
International Lease Finance Corp., Sr. Notes, 8.25%, 12/15/20	9,660	10,770,900
International Lease Finance Corp., Sr. Notes, 8.75%, 3/15/17	2,285	2,559,200
International Lease Finance Corp., Sr. Notes, MTN, 5.65%, 6/1/14	8,330	8,496,600
TransUnion LLC/TransUnion Financing Corp., 11.375%, 6/15/18	12,910	14,814,225

		$110,934,518

Diversified Media — 2.8%
Catalina Marketing Corp., (PIK), 10.50%, 10/1/15(1)	$9,694	$10,299,875
Catalina Marketing Corp., 11.625%, 10/1/17(1)	13,835	15,080,150
Checkout Holding Corp., Sr. Notes, 0.00%, 11/15/15(1)	12,825	8,208,000
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	4,900	5,377,750
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13	1,860	1,794,900
LBI Media, Inc., Sr. Notes, 9.25%, 4/15/19(1)	6,460	6,435,775
MDC Partners, Inc., 11.00%, 11/1/16	12,150	13,471,312
Nielsen Finance, LLC, 11.50%, 5/1/16	4,336	5,062,280
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	518	604,765
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16(1)	2,195	2,340,419
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16	10,615	11,318,244
WMG Acquisition Corp., Sr. Notes, 11.50%, 10/1/18(1)	13,635	13,737,262

		$93,730,732

Energy — 8.3%
Anadarko Petroleum Corp., Sr. Notes, 6.375%, 9/15/17	$11,215	$13,250,119
Antero Resources Finance Corp., Sr. Notes, 7.25%, 8/1/19(1)	3,895	3,963,163
ATP Oil & Gas Corp., Sr. Notes, 11.875%, 5/1/15	12,235	12,540,875
Basic Energy Services, Inc., 7.75%, 2/15/19(1)	2,375	2,440,313
Berry Petroleum Co., Sr. Notes, 10.25%, 6/1/14	6,755	7,751,362
Bill Barrett Corp., 9.875%, 7/15/16	1,410	1,600,350
Calfrac Holdings, LP, Sr. Notes, 7.50%, 12/1/20(1)	2,860	2,952,950
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	14,575	15,595,250
CHC Helicopter SA, Sr. Notes, 9.25%, 10/15/20(1)	11,715	10,543,500
Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes, 9.00%, 4/1/15(1)	7,569	8,269,132
Concho Resources, Inc., 6.50%, 1/15/22	4,730	4,948,763
Concho Resources, Inc., Sr. Notes, 7.00%, 1/15/21	5,535	5,977,800
Continental Resources, Inc., 7.125%, 4/1/21	2,290	2,461,750
Continental Resources, Inc., 7.375%, 10/1/20	925	1,001,313
Denbury Resources, Inc., 8.25%, 2/15/20	5,335	5,921,850
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	9,875	11,084,687

	Principal
	Amount
Security	(000’s omitted)	Value
EXCO Resources, Inc., 7.50%, 9/15/18	$860	$857,850
Frac Tech Services, LLC/Frac Tech Finance, Inc., 7.125%, 11/15/18(1)	12,215	12,764,675
Frontier Oil Corp., 6.875%, 11/15/18	1,825	1,957,313
GMX Resources, Inc., 11.375%, 2/15/19(1)	4,100	3,925,750
Harvest Operations Corp., 6.875%, 10/1/17(1)	2,710	2,838,725
Holly Corp., 9.875%, 6/15/17	5,995	6,759,362
OGX Petroleo E Gas Participacoes SA, 8.50%, 6/1/18(1)	20,360	21,561,240
Oil States International, Inc., 6.50%, 6/1/19(1)	7,145	7,305,762
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	3,885	4,351,200
Petroplus Finance, Ltd., 6.75%, 5/1/14(1)	955	933,513
Petroplus Finance, Ltd., 7.00%, 5/1/17(1)	6,105	5,708,175
Petroplus Finance, Ltd., Sr. Notes, 9.375%, 9/15/19(1)	9,505	9,623,812
Precision Drilling Corp., 6.625%, 11/15/20	3,450	3,579,375
Precision Drilling Corp., Sr. Notes, 6.50%, 12/15/21(1)	7,945	8,123,762
Quicksilver Resources, Inc., Sr. Notes, 11.75%, 1/1/16	14,465	16,779,400
Range Resources Corp., 6.75%, 8/1/20	5,485	6,019,787
Rosetta Resources, Inc., 9.50%, 4/15/18	3,375	3,788,438
SandRidge Energy, Inc., 7.50%, 3/15/21(1)	3,280	3,448,100
SESI, LLC, 6.375%, 5/1/19(1)	11,995	12,114,950
SESI, LLC, Sr. Notes, 6.875%, 6/1/14	1,150	1,171,563
SM Energy Co., Sr. Notes, 6.625%, 2/15/19(1)	2,350	2,432,250
Southwestern Energy Co., Sr. Notes, 7.50%, 2/1/18	9,050	10,475,375
Unit Corp., 6.625%, 5/15/21	1,440	1,461,600
Venoco, Inc., 11.50%, 10/1/17	1,870	2,080,375
Venoco, Inc., Sr. Notes, 8.875%, 2/15/19	13,000	13,520,000
W&T Offshore, Inc., Sr. Notes, 8.50%, 6/15/19(1)	9,615	10,011,619

		$283,897,148

Entertainment/Film — 0.9%
AMC Entertainment, Inc., Sr. Notes, 8.75%, 6/1/19	$1,865	$1,990,887
Cinemark USA, Inc., Sr. Sub. Notes, 7.375%, 6/15/21(1)	2,395	2,406,975
Live Nation Entertainment, Inc., Sr. Notes, 8.125%, 5/15/18(1)	1,940	1,983,650
NAI Entertainment Holdings, LLC, Sr. Notes, 8.25%, 12/15/17(1)	2,875	3,122,969
National CineMedia, LLC, Sr. Notes, 7.875%, 7/15/21(1)	3,450	3,570,750
Regal Entertainment Group, 9.125%, 8/15/18	13,315	14,113,900
Ticketmaster Entertainment, Inc., 10.75%, 8/1/16	4,670	5,113,650

		$32,302,781

Environmental — 0.3%
Casella Waste Systems, Inc., 7.75%, 2/15/19(1)	$3,315	$3,298,425
Casella Waste Systems, Inc., Sr. Notes, 11.00%, 7/15/14	2,350	2,620,250
Clean Harbors, Inc., Sr. Notes, 7.625%, 8/15/16(1)	3,555	3,794,963

		$9,713,638

Food/Beverage/Tobacco — 1.4%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes, 15.00%, 5/15/17(1)	$6,463	$6,680,698
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes, 10.75%, 5/15/16(1)	11,070	11,678,850
Blue Merger Sub, Inc., 7.625%, 2/15/19(1)	16,385	16,937,994
Michael Foods, Inc., Sr. Notes, 9.75%, 7/15/18(1)	9,060	9,830,100
Pinnacle Foods Finance, LLC, 10.625%, 4/1/17	2,050	2,214,000

		$47,341,642

Gaming — 5.8%
Buffalo Thunder Development Authority, 9.375%, 12/15/14(1)(2)	$11,355	$4,442,644
CCM Merger, Inc., 8.00%, 8/1/13(1)	2,925	2,925,000
Harrah’s Operating Co., Inc., 5.375%, 12/15/13	3,725	3,548,063
Harrah’s Operating Co., Inc., 5.625%, 6/1/15	25,140	20,206,275
Harrah’s Operating Co., Inc., 10.00%, 12/15/15	5,840	5,927,600
Harrah’s Operating Co., Inc., Sr. Notes, 10.00%, 12/15/18	2,280	2,052,000
Harrah’s Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17	13,160	14,558,250
Harrah’s Operating Co., Inc., Sr. Notes, 12.75%, 4/15/18	17,510	17,597,550

	Principal
	Amount
Security	(000’s omitted)	Value
Inn of the Mountain Gods Resort & Casino, Sr. Notes, (PIK), 1.25%, 11/30/20(1)	$5,006	$3,151,157
Inn of the Mountain Gods Resort & Casino, Sr. Notes, 8.75%, 11/30/20(1)	2,173	2,162,135
Mandalay Resort Group, 6.375%, 12/15/11	9,765	9,887,062
Mandalay Resort Group, 7.625%, 7/15/13	2,965	2,983,531
MCE Finance, Ltd., Sr. Notes, 10.25%, 5/15/18	7,080	8,053,500
MGM Resorts International, 6.75%, 9/1/12	2,430	2,484,675
MGM Resorts International, 6.75%, 4/1/13	10,390	10,545,850
MGM Resorts International, Sr. Notes, 9.00%, 3/15/20	2,250	2,514,375
MGM Resorts International, Sr. Notes, 10.375%, 5/15/14	4,625	5,307,187
MGM Resorts International, Sr. Notes, 11.125%, 11/15/17	4,790	5,544,425
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	7,630	5,188,400
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	7,140	4,873,050
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	15,085	12,218,850
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.50%, 11/1/17(1)	5,385	5,492,700
Peninsula Gaming, LLC, 8.375%, 8/15/15	1,350	1,434,375
Peninsula Gaming, LLC, 8.375%, 8/15/15(1)	2,815	2,990,938
Peninsula Gaming, LLC, 10.75%, 8/15/17	8,250	9,054,375
Peninsula Gaming, LLC, 10.75%, 8/15/17(1)	3,290	3,610,775
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp., 8.625%, 4/15/16(1)	2,590	2,706,550
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(1)	9,455	9,797,744
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(1)(3)	9,260	5,955,210
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	9,145	10,150,950

		$197,365,196

Health Care — 7.1%
Accellent, Inc., Sr. Notes, 8.375%, 2/1/17	$9,280	$9,674,400
Alere, Inc., Sr. Notes, 7.875%, 2/1/16	5,460	5,610,150
American Renal Holdings, Sr. Notes, 8.375%, 5/15/18	1,820	1,892,800
AMGH Merger Sub, Inc., 9.25%, 11/1/18(1)	10,230	10,997,250
Biomet, Inc., (PIK), 10.375%, 10/15/17	8,570	9,384,150
Biomet, Inc., 11.625%, 10/15/17	32,435	35,881,219
CDRT Merger Sub, Inc., 8.125%, 6/1/19(1)	12,775	12,806,937
ConvaTec Healthcare E SA, Sr. Notes, 10.50%, 12/15/18(1)	19,765	20,456,775
DJO Finance, LLC/DJO Finance Corp., 10.875%, 11/15/14	14,170	15,250,462
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19(1)	4,610	4,852,025
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20(1)	4,240	4,441,400
Endo Pharmaceuticals Holdings, Inc., 7.25%, 1/15/22(1)	3,825	4,035,375
Fresenius US Finance II, Inc., Sr. Notes, 9.00%, 7/15/15(1)	3,685	4,200,900
HCA, Inc., 7.50%, 2/15/22	12,165	12,377,888
HCA, Inc., 9.25%, 11/15/16	10,125	10,852,734
HCA, Inc., Sr. Notes, 6.50%, 2/15/20	16,965	17,261,887
HCA, Inc., Sr. Notes, 9.875%, 2/15/17	6,315	7,120,163
inVentiv Health, Inc., Sr. Notes, 10.00%, 8/15/18(1)	3,205	3,140,900
Multiplan, Inc., 9.875%, 9/1/18(1)	9,515	10,252,413
Patheon, Inc., Sr. Notes, 8.625%, 4/15/17(1)	3,600	3,631,320
Res-Care, Inc., Sr. Notes, 10.75%, 1/15/19	8,290	8,849,575
Rotech Healthcare, Inc., 10.50%, 3/15/18	6,640	6,557,000
Stewart Enterprises, Inc., 6.50%, 4/15/19	1,900	1,928,500
STHI Holding Corp., 8.00%, 3/15/18(1)	9,840	10,135,200
Teleflex, Inc., 6.875%, 6/1/19	1,925	1,992,375
Warner Chilcott Co. LLC, 7.75%, 9/15/18(1)	8,865	8,997,975

		$242,581,773

Homebuilders/Real Estate — 1.2%
CB Richard Ellis Service, Inc., 6.625%, 10/15/20	$8,930	$9,197,900
CB Richard Ellis Service, Inc., Sr. Sub. Notes, 11.625%, 6/15/17	22,945	26,673,562
Tutor Perini Corp., 7.625%, 11/1/18	6,425	6,216,188

		$42,087,650

	Principal
	Amount
Security	(000’s omitted)	Value
Insurance — 0.4%
Alliant Holdings I, Inc., 11.00%, 5/1/15(1)	$5,665	$6,004,900
HUB International Holdings, Inc., Sr. Notes, 9.00%, 12/15/14(1)	4,265	4,339,637
USI Holdings Corp., Sr. Notes, Variable Rate, 4.136%, 11/15/14(1)	2,135	1,969,538

		$12,314,075

Leisure — 1.3%
NCL Corp, Ltd., Sr. Notes, 9.50%, 11/15/18(1)	$2,720	$2,998,800
NCL Corp, Ltd., Sr. Notes, 11.75%, 11/15/16	12,095	14,030,200
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	4,095	4,427,719
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	5,505	5,910,994
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	2,185	2,365,263
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	4,390	4,697,300
Royal Caribbean Cruises, Sr. Notes, 11.875%, 7/15/15	1,975	2,449,395
Seven Seas Cruises, S. DE R.L., LLC, 9.125%, 5/15/19(1)	3,365	3,524,837
Vail Resorts, Inc., Sr. Sub. Notes, 6.50%, 5/1/19(1)	2,420	2,489,575

		$42,894,083

Metals/Mining — 4.4%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	$9,585	$9,932,456
Alpha Natural Resources, Inc., 6.25%, 6/1/21	7,240	7,529,600
Arch Coal, Inc., 7.00%, 6/15/19(1)	9,595	10,098,737
Arch Coal, Inc., 7.25%, 10/1/20	3,175	3,337,719
Arch Coal, Inc., 7.25%, 6/15/21(1)	9,595	10,122,725
Arch Coal, Inc., Sr. Notes, 8.75%, 8/1/16	2,660	2,965,900
CII Carbon, LLC, 11.125%, 11/15/15(1)	5,855	6,103,838
CII Carbon, LLC, Sr. Notes, 8.00%, 12/1/18(1)	8,495	8,877,275
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/19	10,620	11,535,975
Consol Energy, Inc., 8.00%, 4/1/17	5,395	5,974,963
Consol Energy, Inc., 8.25%, 4/1/20	4,520	5,051,100
FMG Resources PTY, Ltd., Sr. Notes, 7.00%, 11/1/15(1)	22,750	23,688,437
Murray Energy Corp., Sr. Notes, 10.25%, 10/15/15(1)	5,835	6,155,925
Novelis, Inc., 8.375%, 12/15/17	9,225	10,089,844
Novelis, Inc., 8.75%, 12/15/20	9,225	10,308,937
Quadra FNX Mining, Ltd., Sr. Notes, 7.75%, 6/15/19(1)	13,250	13,713,750
SunCoke Energy, Inc., 7.625%, 8/1/19(1)	4,840	4,985,200

		$150,472,381

Paper — 2.6%
Boise Paper Holdings, LLC, 8.00%, 4/1/20	$1,805	$1,908,788
Boise Paper Holdings, LLC, 9.00%, 11/1/17	7,295	8,006,262
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	8,205	10,625,475
Longview Fibre Paper & Packaging, Inc., Sr. Notes, 8.00%, 6/1/16(1)	4,830	4,974,900
NewPage Corp., Sr. Notes, 11.375%, 12/31/14	18,710	16,932,550
Sappi Papier Holdings GmbH, Sr. Notes, 6.625%, 4/15/21(1)	22,110	21,888,900
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	17,925	16,759,875
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, 8.75%, 2/1/19(1)	7,065	6,588,112
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, Variable Rate, 4.023%, 8/1/14	975	906,750

		$88,591,612

Railroad — 0.5%
Kansas City Southern Mexico, Sr. Notes, 6.125%, 6/15/21(1)	$8,380	$8,610,450
Kansas City Southern Railway Co., Sr. Notes, 8.00%, 6/1/15	6,410	6,922,800

		$15,533,250

Restaurants — 1.2%
Dunkin’ Finance Corp., Sr. Notes, 9.625%, 12/1/18(1)	$27,783	$28,164,738
NPC International, Inc., Sr. Sub. Notes, 9.50%, 5/1/14	12,400	12,710,000

		$40,874,738

	Principal
	Amount
Security	(000’s omitted)	Value
Services — 4.1%
Abengoa Finance SAU, 8.875%, 11/1/17(1)	$5,225	$5,277,250
Aramark Holdings Corp., Sr. Notes, (PIK), 8.625%, 5/1/16(1)	4,490	4,647,150
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18	6,005	6,537,944
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	18,555	19,042,069
Hertz Corp., 7.50%, 10/15/18(1)	75	77,813
Hertz Corp., 8.875%, 1/1/14	485	500,156
Laureate Education, Inc., 10.00%, 8/15/15(1)	26,656	27,955,480
Laureate Education, Inc., (PIK), 10.25%, 8/15/15(1)	27,379	28,145,699
Laureate Education, Inc., 11.75%, 8/15/17(1)	16,084	17,591,875
RSC Equipment Rental, Inc., 10.25%, 11/15/19	4,495	5,045,637
RSC Equipment Rental, Inc., Sr. Notes, 10.00%, 7/15/17(1)	11,810	13,374,825
Sitel, LLC/Sitel Finance Corp., Sr. Notes, 11.50%, 4/1/18	2,750	2,481,875
United Rentals North America, Inc., 10.875%, 6/15/16	8,360	9,624,450

		$140,302,223

Steel — 0.2%
JMC Steel Group, Inc., Sr. Notes, 8.25%, 3/15/18(1)	$4,845	$5,050,912
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14(2)(3)	8,245	825
United States Steel Corp., Sr. Notes, 7.375%, 4/1/20	2,255	2,353,656

		$7,405,393

Super Retail — 4.5%
Academy, Ltd./Academy Finance Corp., 9.25%, 8/1/19(1)	$6,870	$7,007,400
Express, LLC/Express Finance Corp., 8.75%, 3/1/18	19,000	20,615,000
Limited Brands, Inc., 6.625%, 4/1/21	17,980	18,699,200
Limited Brands, Inc., 8.50%, 6/15/19	12,810	14,795,550
Pantry, Inc. (The), 7.75%, 2/15/14	1,810	1,823,575
PETCO Animal Supplies, Inc., 9.25%, 12/1/18(1)	11,165	12,114,025
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	34,896	37,513,200
Toys “R” Us, 10.75%, 7/15/17	30,715	34,707,950
Toys “R” Us, Sr. Notes, 7.375%, 9/1/16(1)	5,980	6,189,300

		$153,465,200

Technology — 3.6%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	$3,260	$3,480,050
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 8/1/20	7,210	7,624,575
Avaya, Inc., Sr. Notes, 7.00%, 4/1/19(1)	3,825	3,719,812
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15	8,840	9,038,900
Avaya, Inc., Sr. Notes, (PIK), 10.125%, 11/1/15(1)	1	525
Avaya, Inc., Sr. Notes, (PIK), 10.125%, 11/1/15	19,309	19,839,760
Brocade Communications Systems, Inc., Sr. Notes, 6.625%, 1/15/18	2,215	2,358,975
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20	2,795	3,050,044
CommScope, Inc., Sr. Notes, 8.25%, 1/15/19(1)	8,530	8,913,850
Fidelity National Information Services, Inc., 7.875%, 7/15/20	2,385	2,557,913
Seagate HDD Cayman, 7.00%, 11/1/21(1)	11,895	12,073,425
Sensata Technologies BV, 6.50%, 5/15/19(1)	5,090	5,166,350
SSI Investments II, Sr. Notes, 11.125%, 6/1/18	13,450	14,929,500
SunGard Data Systems, Inc., Sr. Notes, 10.625%, 5/15/15	27,755	30,322,337

		$123,076,016

Telecommunications — 7.9%
CenturyLink, Inc., Sr. Notes, 6.45%, 6/15/21	$19,180	$19,824,122
Digicel Group, Ltd., Sr. Notes, 8.25%, 9/1/17(1)	11,140	11,615,678
Digicel Group, Ltd., Sr. Notes, 12.00%, 4/1/14(1)	8,325	9,657,000
EH Holding Corp., Sr. Notes, 6.50%, 6/15/19(1)	13,025	13,464,594
Equinix, Inc., Sr. Notes, 7.00%, 7/15/21	4,815	5,019,638
GCI, Inc., Sr. Notes, 6.75%, 6/1/21(1)	2,400	2,442,000
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	28,585	30,514,487
Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16	6,248	6,583,830
Intelsat Luxembourg SA, 11.50%, 2/4/17(1)	9,610	10,354,775

	Principal
	Amount
Security	(000’s omitted)	Value
Intelsat Luxembourg SA, (PIK), 11.50%, 2/4/17	$9,601	$10,345,010
Nextel Communications, Inc., Series E, 6.875%, 10/31/13	2,785	2,811,109
NII Capital Corp., 8.875%, 12/15/19	10,395	11,486,475
NII Capital Corp., 10.00%, 8/15/16	9,510	11,007,825
SBA Telecommunications, Inc., 8.00%, 8/15/16	4,075	4,375,531
SBA Telecommunications, Inc., 8.25%, 8/15/19	2,725	2,956,625
Sprint Capital Corp., 6.90%, 5/1/19	9,385	9,643,087
Telesat Canada/Telesat, LLC, Sr. Notes, 11.00%, 11/1/15	17,145	18,859,500
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	12,665	14,928,869
Wind Acquisition Finance SA, Sr. Notes, 11.75%, 7/15/17(1)	17,120	19,067,400
Wind Acquisition Finance SA, Sr. Notes, (PIK), 12.25%, 7/15/17(1)	33,431	37,188,712
Windstream Corp., 7.75%, 10/1/21	8,500	9,052,500
Windstream Corp., 7.875%, 11/1/17	1,900	2,040,125
Windstream Corp., 8.125%, 9/1/18	4,940	5,310,500

		$268,549,392

Textiles/Apparel — 0.9%
Oxford Industries, Inc., Sr. Notes, 11.375%, 7/15/15	$10,607	$12,052,204
Perry Ellis International, Inc., 7.875%, 4/1/19	6,515	6,808,175
Phillips-Van Heusen Corp., Sr. Notes, 7.75%, 11/15/23	9,655	10,687,322

		$29,547,701

Transportation Ex Air/Rail — 1.2%
CEVA Group PLC, Sr. Notes, 8.375%, 12/1/17(1)	$14,420	$14,654,325
CEVA Group PLC, Sr. Notes, 11.50%, 4/1/18(1)	9,300	9,834,750
CEVA Group PLC, Sr. Notes, 11.625%, 10/1/16(1)	6,960	7,621,200
CMA CGM SA, 8.50%, 4/15/17(1)	10,770	8,077,500

		$40,187,775

Utilities — 3.3%
AES Corp. (The), Sr. Notes, 7.375%, 7/1/21(1)	$4,765	$4,937,731
Calpine Construction Finance Co., Sr. Notes, 8.00%, 6/1/16(1)	11,965	12,982,025
Calpine Corp., Sr. Notes, 7.50%, 2/15/21(1)	23,420	24,356,800
Dynegy Holdings, Inc., Sr. Notes, 7.75%, 6/1/19	2,785	1,907,725
Edison Mission Energy, Sr. Notes, 7.50%, 6/15/13	7,080	7,115,400
GenOn Energy, Inc., Sr. Notes, 9.875%, 10/15/20	19,540	20,712,400
NGC Corp., 7.625%, 10/15/26	7,090	4,643,950
NRG Energy, Inc., 7.875%, 5/15/21(1)	7,300	7,373,000
NRG Energy, Inc., 8.25%, 9/1/20	11,225	11,617,875
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	785	820,325
TXU Texas Competitive Electric Holdings Co., LLC, Sr. Notes, 11.50%, 10/1/20(1)	17,615	16,381,950

		$112,849,181

Total Corporate Bonds & Notes (identified cost $2,785,988,066)		$2,921,762,962

Senior Floating-Rate Interests — 6.6%(4)

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value
Automotive — 0.6%
Chrysler Group, LLC, Term Loan, 6.00%, Maturing 5/24/17	$6,150	$5,998,175
Pinafore, LLC, Term Loan, 4.25%, Maturing 9/29/16	15,216	15,248,215

		$21,246,390

Broadcasting — 0.5%
HIT Entertainment, Inc., Term Loan - Second Lien, 5.78%, Maturing 2/26/13	$18,140	$16,802,175

		$16,802,175

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value
Building Materials — 0.6%
Goodman Global Holdings, Inc., Term Loan, 5.75%, Maturing 10/28/16	$4,863	$4,893,295
Panolam Industries Holdings, Inc., Term Loan, 8.25%, Maturing 12/31/13	10,893	10,566,692
Panolam Industries Holdings, Inc., Term Loan - Second Lien, 10.00%, Maturing 6/30/14	4,223	3,925,855

		$19,385,842

Consumer Products — 0.9%
Amscan Holdings, Inc., Term Loan, 6.75%, Maturing 12/4/17	$13,399	$13,468,531
Revlon Consumer Products Corp., Term Loan, 4.75%, Maturing 11/17/17	18,900	18,952,315

		$32,420,846

Diversified Financial Services — 0.2%
First Data Corp., Term Loan, 2.94%, Maturing 9/24/14	$5,632	$5,261,988

		$5,261,988

Electronics/Electrical — 0.2%
Spectrum Brands, Inc., Term Loan, 5.00%, Maturing 6/17/16	$8,070	$8,132,863

		$8,132,863

Food Service — 0.5%
Del Monte Corp., Term Loan, 4.50%, Maturing 3/8/18	$11,900	$11,863,871
Dunkin’ Brands, Inc., Term Loan, 4.25%, Maturing 11/23/17	3,254	3,257,230
U.S. Foodservice, Inc., Term Loan, 2.69%, Maturing 7/3/14	1,984	1,883,783

		$17,004,884

Gaming — 0.2%
Cannery Casino Resorts, LLC, Term Loan - Second Lien, 4.44%, Maturing 5/16/14	$3,220	$3,002,650
CCM Merger, Inc., Term Loan, 7.00%, Maturing 3/1/17	3,956	4,015,763

		$7,018,413

Health Care — 0.3%
Axcan Pharma, Inc., Term Loan, 5.50%, Maturing 2/10/17	$10,241	$10,106,605

		$10,106,605

Insurance — 0.4%
Asurion Corp., Term Loan - Second Lien, 9.00%, Maturing 5/24/19	$7,800	$7,869,334
HUB International Holdings, Inc., Term Loan, 6.75%, Maturing 6/13/14	4,888	4,895,454

		$12,764,788

Services — 0.1%
Brickman Group Holdings, Inc., Term Loan, 7.25%, Maturing 10/14/16	$2,985	$3,026,978

		$3,026,978

Super Retail — 1.5%
Academy, Ltd./Academy Finance Corp., Term Loan, Maturing 8/3/18(5)	$9,400	$9,378,455
Burlington Coat Factory Warehouse Corp., Term Loan, 6.25%, Maturing 2/23/17	10,369	10,383,629
General Nutrition Centers, Inc., Term Loan, 4.25%, Maturing 3/2/18	12,450	12,459,337
Neiman Marcus Group, Inc., Term Loan, 4.75%, Maturing 5/16/18	18,640	18,425,603

		$50,647,024

Transportation Ex Air/Rail — 0.2%
CEVA Group PLC, Term Loan, 5.25%, Maturing 8/31/16	$1,774	$1,723,908
CEVA Group PLC, Term Loan, 5.25%, Maturing 8/31/16	1,991	1,934,506
CEVA Group PLC, Term Loan, 5.25%, Maturing 8/31/16	3,890	3,779,486

		$7,437,900

Utilities — 0.4%
TXU Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.69%, Maturing 10/10/14	$16,810	$13,325,912

		$13,325,912

Total Senior Floating-Rate Interests (identified cost $226,314,331)		$224,582,608

Convertible Bonds — 0.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Automotive & Auto Parts — 0.4%
Ford Motor Co., 4.25%, 11/15/16	$7,820	$12,267,625

		$12,267,625

Total Convertible Bonds (identified cost $13,253,818)		$12,267,625

Common Stocks — 0.7%

Security	Shares	Value
Building Materials — 0.2%
Panolam Holdings Co.(3)(6)(7)	6,997	$6,735,662

		$6,735,662

Consumer Products — 0.0%(8)
HF Holdings, Inc.(3)(6)(7)	3,400	$52,632

		$52,632

Energy — 0.0%(8)
SemGroup Corp.(6)	26,457	$615,919

		$615,919

Gaming — 0.0%(8)
Greektown Superholdings, Inc.(6)	1,365	$95,550
Shreveport Gaming Holdings, Inc.(3)	3,597	971

		$96,521

Steel — 0.4%
RathGibson Acquisition Co., LLC(3)(6)(7)	367,800	$12,302,910

		$12,302,910

Super Retail — 0.1%
GNC Holdings, Inc., Class A(6)	181,851	$4,582,646

		$4,582,646

Total Common Stocks (identified cost $7,892,105)		$24,386,290

Convertible Preferred Stocks — 0.3%

Security	Shares	Value
Automotive & Auto Parts — 0.1%
Goodyear Tire & Rubber Co. (The), 5.875%	50,000	$2,699,000

		$2,699,000

Energy — 0.2%
Chesapeake Energy Corp., 4.50%	80,133	$7,853,034
Chesapeake Energy Corp., 5.00%	9,586	1,006,530

		$8,859,564

Total Convertible Preferred Stocks (identified cost $11,493,164)		$11,558,564

Preferred Stocks — 0.7%

Security	Shares	Value
Banks and Thrifts — 0.7%
Citigroup Capital XIII, 7.875%	90,565	$2,460,877
GMAC Capital Trust I, 8.125%	787,185	20,167,680

		$22,628,557

Total Preferred Stocks (identified cost $22,132,648)		$22,628,557

Miscellaneous — 0.0%(8)

Security	Shares	Value
Cable/Satellite TV — 0.0%(8)
Adelphia, Inc., Escrow Certificate(6)	10,260,000	$19,186
Adelphia, Inc., Escrow Certificate(6)	5,085,000	9,509
Adelphia Recovery Trust(6)	14,818,854	148,189

		$176,884

Gaming — 0.0%(8)
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(6)(7)	8,520	$63,900

		$63,900

Health Care — 0.0%(8)
US Oncology, Inc., Escrow Certificate(6)	4,050,000	$91,125

		$91,125

Services — 0.0%(8)
NCS Acquisition Corp., Escrow Certificate(6)	2,950,000	$203,402

		$203,402

Total Miscellaneous (identified cost $13,913,678)		$535,311

Warrants — 0.0%(8)

Security	Shares	Value
Energy — 0.0%(8)
SemGroup Corp., Expires 11/30/14(6)	27,849	$154,423

		$154,423

Food/Beverage/Tobacco — 0.0%(8)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(6)	5,575	$696,875

		$696,875

Gaming — 0.0%(8)
Peninsula Gaming LLC, Convertible Preferred Membership Interests(3)(6)(7)	6,338	$576,866

		$576,866

Publishing/Printing — 0.0%
Reader’s Digest Association, Inc. (The), Expires 2/14/19(3)(6)(7)	33,105	$0

		$0

Total Warrants (identified cost $278)		$1,428,164

Short-Term Investments — 4.7%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(9)	$159,506	$159,505,655

Total Short-Term Investments (identified cost $159,505,655)		$159,505,655

Total Investments — 99.1% (identified cost $3,240,493,743)		$3,378,655,736

Other Assets, Less Liabilities — 0.9%		$31,643,966

Net Assets — 100.0%		$3,410,299,702

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

MTN	-	Medium-Term Note

PIK	-	Payment In Kind

(1)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2011, the aggregate value of these securities is $1,260,444,575 or 37.0% of the Portfolio’s net assets.

(2)		Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(5)		This Senior Loan will settle after July 31, 2011, at which time the interest rate will be determined.

(6)		Non-income producing security.

(7)		Restricted security.

(8)		Amount is less than 0.05%.

(9)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 was $227,740.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,255,078,170

Gross unrealized appreciation	$181,123,712
Gross unrealized depreciation	(57,546,146)

Net unrealized appreciation	$123,577,566

Restricted Securities

At July 31, 2011, the Portfolio owned the following securities (representing 0.6% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Stocks, Miscellaneous and Warrants
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	8,520	$149,100		$63,900
HF Holdings, Inc.	10/27/09	3,400	182,613		52,632
Panolam Holdings Co.	12/30/09	6,997	3,844,852		6,735,662
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/8/99	6,338	0	(1)	576,866
RathGibson Acquisition Co., LLC	6/14/10	367,800	1,951,930		12,302,910
Reader’s Digest Association, Inc. (The), Expires 2/14/19	4/26/10	33,105	0		0

Total Restricted Securities			$6,128,495		$19,731,970

(1) Less than $0.50.

A summary of open financial instruments at July 31, 2011 is as follows:

Credit Default Swaps — Sell Protection

			Notional
			Amount**	Receive			Upfront
		Credit	(000’s	Annual	Termination	Market	Payments	Net Unrealized
Counterparty	Reference Entity	Rating*	omitted)	Fixed Rate	Date	Value	Received	Appreciation
Bank of America	Amkor Technology, Inc.	Ba3/BB	$3,850	5.00%(1)	6/20/15	$188,286	$132,959	$321,245

						$188,286	$132,959	$321,245

Credit Default Swaps — Buy Protection

			Notional
			Amount	Pay			Upfront
		Credit	(000’s	Annual	Termination	Market	Payments	Net Unrealized
Counterparty	Reference Entity	Rating*	omitted)	Fixed Rate	Date	Value	Paid	Depreciation
Bank of America	Gap, Inc. (The)	Baa3/BB+	$5,000	1.00%(1)	6/20/16	$224,393	$(231,255)	$(6,862)

						$224,393	$(231,255)	$(6,862)

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2011, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $3,850,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At July 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

At July 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is credit risk was $412,679.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$2,915,806,927	$5,956,035	$2,921,762,962
Senior Floating-Rate Interests	—	224,582,608	—	224,582,608
Convertible Bonds	—	12,267,625	—	12,267,625
Common Stocks	5,198,565	95,550	19,092,175	24,386,290
Convertible Preferred Stocks	11,558,564	—	—	11,558,564
Preferred Stocks	20,167,680	2,460,877	—	22,628,557
Miscellaneous	—	535,311	—	535,311
Warrants	—	851,298	576,866	1,428,164
Short-Term Investments	—	159,505,655	—	159,505,655

Total Investments	$36,924,809	$3,316,105,851	$25,625,076	$3,378,655,736

Credit Default Swaps	$—	$412,679	$—	$412,679

Total	$36,924,809	$3,316,518,530	$25,625,076	$3,379,068,415

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Corporate	Investments in	Investments in	Investments
	Bonds & Notes	Common Stocks	Preferred Stocks	in Warrants	Total
Balance as of October 31, 2010	$6,848,177	$16,925,489	$454,353	$537,065	$24,765,084
Realized gains (losses)	(15,428,341)	(3,620,688)	(9,061,436)	—	(28,110,465)
Change in net unrealized appreciation (depreciation)	15,722,532	6,808,479	9,128,332	39,801	31,699,144
Cost of purchases	—	—	—	—	—
Proceeds from sales	(1,267,180)	(1,021,105)	(521,249)	—	(2,809,534)
Accrued discount (premium)	(3,252)	—	—	—	(3,252)
Transfers to Level 3*	84,099	—	—	—	84,099
Transfers from Level 3	—	—	—	—	—

Balance as of July 31, 2011	$5,956,035	$19,092,175	$—	$576,866	$25,625,076

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2011	$(17,101)	$4,804,154	$—	$39,801	$4,826,854

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2.	Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer Michael W. Weilheimer
President

Date:	September 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer Michael W. Weilheimer
President

Date:	September 26, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	September 26, 2011